Provision for Silicosis Settlement - Narrative (Details) - Provision raised for settlement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Discount rates	8.50%	8.50%	8.00%
Change in estimate	R 62	R 68
Nominal amount	R 1,300